Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Miscellaneous assets [abstract]
Disclosure of other assets
Other assets include the following:

€ in thousand	As at December 31,
	2022	2021
R&D tax credit receivables	49,174	35,390
Advance payments	1,672	27,375
Tax receivables	9,066	6,145
Prepaid expenses	4,939	5,131
Contract costs	3,710	3,010
Consumables and supplies on stock	1,380	1,722
Miscellaneous current assets	451	23
OTHER NON-FINANCIAL ASSETS	70,391	78,796
Deposits	11,822	11,339
Miscellaneous financial assets	165	183
OTHER FINANCIAL ASSETS	11,988	11,522
OTHER ASSETS	82,378	90,318
Less non-current portion	(8,299)	(19,282)
CURRENT PORTION	74,079	71,036